INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 42,792	$ 44,272
Accumulated Amortization	(35,761)	(32,452)
Net	7,031	11,820
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,692	8,172
Accumulated Amortization	(5,180)	(3,332)
Net	$ 1,512	$ 4,840
Technologies [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	4 years	4 years
Technologies [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	20 years	20 years
Facilities’ lease [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	19 years	19 years
Cost	$ 33,500	$ 33,500
Accumulated Amortization	(28,105)	(26,817)
Net	$ 5,395	$ 6,683
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	15 years	15 years
Cost	$ 2,600	$ 2,600
Accumulated Amortization	(2,476)	(2,303)
Net	$ 124	$ 297